9. Promissory Note - Related Party (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 15, 2019
Repayment of note payable		$ 50,000	$ 0
Promissory Note [Member]
Debt face amount					$ 50,000
Stated interest rate					6.00%
Promissory note balance				$ 50,000
Repayment of note payable	$ 50,000
Accrued interest				$ 1,750
Promissory Note [Member] | Subsequent Event [Member]
Repayment of note payable	$ 50,000